INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
INCOME TAXES
Income tax benefits	$ 12,579	$ 22,570
Effective income tax rate (as a percent)	17.30%	23.10%